Schedule of staffing costs (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Wages and salaries	£ 5,099,116	£ 3,866,818	£ 4,147,091
Social security costs	681,479	369,784	485,102
Pension costs – defined contribution	216,161	136,972	154,887
Share based payments	1,123,250		573,062
Total staff costs	7,120,006	4,373,574	5,360,142
Research And Development [Member]
IfrsStatementLineItems [Line Items]
Wages and salaries	3,512,525	2,989,066	3,443,726
Social security costs	432,388	313,138	386,063
Pension costs – defined contribution	156,360	94,938	130,339
Share based payments	403,803		316,259
Total staff costs	4,505,076	3,397,142	4,276,387
Administration Operations [Member]
IfrsStatementLineItems [Line Items]
Wages and salaries	1,586,591	877,752	703,366
Social security costs	249,091	56,646	99,040
Pension costs – defined contribution	59,801	42,034	24,548
Share based payments	719,447		256,803
Total staff costs	£ 2,614,930	£ 976,432	£ 1,083,757